UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: December 31, 2008

  Check here if Amendment {X}; Amendment Number: __2__
      This Amendment (Check only one.):  { } is a restatement.
                                         {X} adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorize to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Julie A. Bell Lindsay
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:

  /s/ Julie A. Bell Lindsay                  New York, New York    May  13, 2010

  This amendment is being filed to (i) add Citibank Canada to the list of other institutional investment managers (identified as number 34 on the "List of Other Included Managers") and (ii) add certain reportable securities directly beneficially owned by Citibank Canada which were not previously included on the Form 13F-HR or Amendment number 1 to the Form 13F-HR filed by Citigroup Inc. on February 11, 2009 and February 25, 2009, respectively.

  Report Type (Check only one.):
  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion ar reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:                            4
  Form 13F Information Table Entry Total:                      44
  Form 13F Information Table Value Total:            $220,275,494


  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       Form 13F File
  No.  File Number          Name

  04   28-5347              Citibank Overseas Investment Corporation
  05   28-4287              Citibank, N.A.
  08   28-11520             Citicorp Holdings Inc.
  34   28-6215              Citibank Canada

                                                                 FORM 13F INFORMATION TABLE
                      TITLE                 VALUE   SHARES/   SH/ PUT/ INVSTMT          OTHER               VOTING AUTHORITY
      NAME OF ISSUER  CLASS        CUSIP   (X$1000) PRN AMT   PRN CALL DSCRETN         MANAGERS          SOLE     SHARED     NONE
-------------------- ----------- --------- -------- --------- --- ---- ------- ----------------------- --------- --------- ---------
AGRIUM INC           COM         008916108      725     21251 SH       DEFINED                4,5,8,34     21251         0         0
AUGUSTA RES CORP     COM NEW     050912203      126    273840 SH       DEFINED                4,5,8,34    273840         0         0
AURIZON MINES LTD    COM         05155P106      477    147249 SH       DEFINED                4,5,8,34    147249         0         0
BCE INC              COM NEW     05534B760     1451     70806 SH       DEFINED                4,5,8,34     70806         0         0
BANK MONTREAL QUE    COM         063671101     3678    143154 SH       DEFINED                4,5,8,34    143154         0         0
BANK NOVA SCOTIA HAL COM         064149107     3084    113374 SH       DEFINED                4,5,8,34    113374         0         0
BARRICK GOLD CORP    COM         067901108     3032     82463 SH       DEFINED                4,5,8,34     82463         0         0
BIOVAIL CORP         COM         09067J109      106     11221 SH       DEFINED                4,5,8,34     11221         0         0
BROOKFIELD ASSET MGM CL A LTD V  112585104     1390     91051 SH       DEFINED                4,5,8,34     91051         0         0
BROOKFIELD PPTYS COR COM         112900105      161     20780 SH       DEFINED                4,5,8,34     20780         0         0
CAMECO CORP          COM         13321L108      560     32471 SH       DEFINED                4,5,8,34     32471         0         0
CDN IMPERIAL BK OF C COM         136069101     1930     46235 SH       DEFINED                4,5,8,34     46235         0         0
CANADIAN NATL RY CO  COM         136375102     1624     44187 SH       DEFINED                4,5,8,34     44187         0         0
CANADIAN NAT RES LTD COM         136385101     2072     51827 SH       DEFINED                4,5,8,34     51827         0         0
CANADIAN PAC RY LTD  COM         13645T100      494     14687 SH       DEFINED                4,5,8,34     14687         0         0
ENBRIDGE INC         COM         29250N105     1426     43920 SH       DEFINED                4,5,8,34     43920         0         0
ENCANA CORP          COM         292505104     4138     89020 SH       DEFINED                4,5,8,34     89020         0         0
ENDEAVOUR SILVER COR COM         29258Y103       29     28349 SH       DEFINED                4,5,8,34     28349         0         0
GAMMON GOLD INC      COM         36467T106      169     30971 SH       DEFINED                4,5,8,34     30971         0         0
GOLDCORP INC NEW     COM         380956409     2087     66202 SH       DEFINED                4,5,8,34     66202         0         0
GROUPE CGI INC       CL A SUB V  39945C109      153     19558 SH       DEFINED                4,5,8,34     19558         0         0
IMPERIAL OIL LTD     COM NEW     453038408     1325     39282 SH       DEFINED                4,5,8,34     39282         0         0
MAG SILVER CORP      COM         55903Q104      136     30160 SH       DEFINED                4,5,8,34     30160         0         0
MAGNA INTL INC       CL A        559222401      696     23248 SH       DEFINED                4,5,8,34     23248         0         0
MANULIFE FINL CORP   COM         56501R106     3248    190750 SH       DEFINED                4,5,8,34    190750         0         0
NEW GOLD INC CDA     COM         644535106       98     68427 SH       DEFINED                4,5,8,34     68427         0         0
NEXEN INC            COM         65334H102      835     47508 SH       DEFINED                4,5,8,34     47508         0         0
NORTHERN DYNASTY MIN COM NEW     66510M204      185     50141 SH       DEFINED                4,5,8,34     50141         0         0
PAN AMERICAN SILVER  COM         697900108     1032     60451 SH       DEFINED                4,5,8,34     60451         0         0
PETRO-CDA            COM         71644E102     1028     46949 SH       DEFINED                4,5,8,34     46949         0         0
POTASH CORP SASK INC COM         73755L107    78950   1078263 SH       DEFINED                4,5,8,34   1078263         0         0
RESEARCH IN MOTION L COM         760975102     2021     49811 SH       DEFINED                4,5,8,34     49811         0         0
ROGERS COMMUNICATION CL B        775109200     1427     47454 SH       DEFINED                4,5,8,34     47454         0         0
ROYAL BK CDA MONTREA COM         780087102    36727   1238276 SH       DEFINED                4,5,8,34   1238276         0         0
SHAW COMMUNICATIONS  CL B CONV   82028K200      515     29117 SH       DEFINED                4,5,8,34     29117         0         0
SILVER STD RES INC   COM         82823L106      421     26425 SH       DEFINED                4,5,8,34     26425         0         0
SUN LIFE FINL INC    COM         866796105     2569    111030 SH       DEFINED                4,5,8,34    111030         0         0
SUNCOR ENERGY INC    COM         867229106     1743     89372 SH       DEFINED                4,5,8,34     89372         0         0
TALISMAN ENERGY INC  COM         87425E103      979     97969 SH       DEFINED                4,5,8,34     97969         0         0
TECK COMINCO LTD     CL B        878742204      286     58166 SH       DEFINED                4,5,8,34     58166         0         0
THOMSON REUTERS CORP COM         884903105      398     13657 SH       DEFINED                4,5,8,34     13657         0         0
TORONTO DOMINION BK  COM NEW     891160509    53188   1482788 SH       DEFINED                4,5,8,34   1482788         0         0
TRANSALTA CORP       COM         89346D107      383     19149 SH       DEFINED                4,5,8,34     19149         0         0
TRANSCANADA CORP     COM         89353D107     3173    116924 SH       DEFINED                4,5,8,34    116924         0         0